INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)				4 Months Ended	12 Months Ended
	Nov. 12, 2020	Nov. 09, 2020	Nov. 03, 2020	Dec. 31, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering				$ 112,700,000
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units per share			$ 10.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering			10,000,000
Sale of units per share			$ 10.00
Warrants exercise price share			$ 11.50
Sale of units in initial public offering aggragate amount			$ 100,000,000
Proceeds from initial public offering					$ 116,150,000
Private Placement [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering			500,000
Sale of units per share	$ 10.00
Number of Over-Allotment Units	500,000	1,000,000
Sale of units in initial public offering aggragate amount	$ 450,000	$ 15,000,000	$ 5,000,000